Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2026
Registrant Name	dei_EntityRegistrantName	BNY MELLON SHORT TERM MUNICIPAL BOND FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000810305
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 03, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Jul. 31, 2026
BNY Mellon Short Term Municipal Bond Fund | A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMBAX
BNY Mellon Short Term Municipal Bond Fund | D
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSIBX
BNY Mellon Short Term Municipal Bond Fund | I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIMIX
BNY Mellon Short Term Municipal Bond Fund | Y
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMYBX